LONG-TERM INVESTMENTS, NET (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jan. 08, 2019 CNY (¥)	Jan. 08, 2019 USD ($)	Aug. 09, 2018 USD ($)
LONG TERM INVESTMENTS
Long term investments, gross	$ 30,789,836	$ 30,789,836
Impairment on long-term investment in Phoenix Intelligent Credit	(29,189,836)
Long-term investments, net	1,600,000	30,789,836
Consideration payable		14,289,371
Impairment charge on long-term investments	29,189,836	0
Phoenix Intelligent Credit
LONG TERM INVESTMENTS
Long term investments, gross	29,189,836	29,189,836
Equity stake acquired (as a percentage)			5.88%	5.88%
Total consideration			¥ 200	$ 29,000,000
Consideration payable		14,289,371
Musketeer
LONG TERM INVESTMENTS
Long term investments, gross	$ 1,600,000	$ 1,600,000
Equity stake acquired (as a percentage)					19.99%
Total consideration					$ 1,600,000